Consolidated Statement of Changes in Equity - AUD ($)	Issued Capital	Reserves	Accumulated Losses	Total
Balance at Jun. 30, 2023	$ 88,436,263	$ 3,235,969	$ (72,055,396)	$ 19,616,836
Loss after income tax expense for the year			(6,936,957)	(6,936,957)
Other comprehensive income for the period		2,266		2,266
Total comprehensive loss for the period		2,266	(6,936,957)	(6,934,691)
Transactions with owners in their capacity as owners
Unlisted options issued/expensed		15,231		15,231
Options/warrants issued/expensed		(11,932)		(11,932)
Options/warrants exercised	67,780	(43,780)		24,000
Options/warrants forfeited		(23,957)	23,957
Balance at Jun. 30, 2024	88,504,043	3,173,797	(78,968,396)	12,709,444
Loss after income tax expense for the year			(5,215,987)	(5,215,987)
Other comprehensive income for the period		(1,358)		(1,358)
Total comprehensive loss for the period		(1,358)	(5,215,987)	(5,217,345)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		64,755		64,755
Shares issued, net of costs	272,713			272,713
Options/warrants lapsed/expired		(1,741,178)	1,741,178
Performance rights issued/expensed		239,488		239,488
Performance rights exercised	96,000	(96,000)
Balance at Jun. 30, 2025	88,872,756	1,639,504	(82,443,205)	8,069,055
Loss after income tax expense for the year			(3,679,999)	(3,679,999)
Other comprehensive income for the period		16,311		16,311
Total comprehensive loss for the period		16,311	(3,679,999)	(3,663,688)
Transactions with owners in their capacity as owners
Shares issued, net of costs	6,655,572			6,655,572
Options/warrants lapsed/expired		(1,153,050)	1,153,050
Performance rights issued/expensed		213,023		213,023
Performance rights exercised	249,137	(249,137)
Options issued/expensed		80,237		80,237
Performance rights forfeited		(67,395)		(67,395)
Shares cancelled pursuant to the buy-back of unmarketable parcel	(121,777)			(121,777)
Balance at Jun. 30, 2026	$ 95,655,688	$ 479,493	$ (84,970,154)	$ 11,165,027